Expenses by nature and function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nature
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (49,718,760)	R$ (40,093,624)	R$ (41,742,819)
Nature | Raw materials other inputs
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(38,889,949)	(29,364,996)	(28,197,875)
Nature | Personnel expenses
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,412,118)	(2,173,640)	(2,576,107)
Nature | Outsourced services
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,306,048)	(2,120,001)	(2,135,412)
Nature | Depreciation, amortization and depletion
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,990,577)	(2,928,855)	(2,677,672)
Nature | Freights
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,275,375)	(2,058,574)	(1,918,973)
Nature | Costs of idle industrial plants
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(138,242)	(67,593)	(60,944)
Nature | Other income (expenses), net
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	706,451	(1,379,965)	(4,175,836)
Function
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(49,718,760)	(40,093,624)	(41,742,819)
Function | Other income (expenses), net
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	90,852	(854,880)	(3,905,954)
Function | Cost of products sold
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(46,431,220)	(36,177,408)	(34,985,569)
Function | Selling and distribution
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,545,568)	(1,459,608)	(1,403,673)
Function | General and administrative
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,633,003)	(1,434,272)	(1,285,613)
Function | Research and development
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (199,821)	R$ (167,456)	R$ (162,010)